LEASE LIABILITIES (Tables)	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF CHANGES IN LEASE LIABILITY

Changes in lease liability is as follows:

	Six Months Ended	Year Ended
	September 30, 2025	March 31, 2025
	USD	USD
	(Unaudited)	(Audited)
At the beginning of the period/year	237,675	365,356
Increase in lease liability	84,233	-
Interest expense (note 8)	7,344	17,236
Lease modification adjustment	-	(5,955)
Reduction in lease liability	(103,373)	(138,962)
Exchange realignment	3,505	-
At the end of the period/year	229,384	237,675

SCHEDULE OF LEASE LIABILITIES

Classified in the unaudited interim condensed consolidated statements of financial position as follows:

	September 30, 2025	March 31, 2025
	USD	USD
	(Unaudited)	(Audited)
Current	181,091	126,808
Non-current	48,293	110,867
	229,384	237,675

SCHEDULE OF MATURITY OF LEASE LIABILITIES

Maturity of lease liabilities is as follows:

	September 30, 2025	March 31, 2025
	USD	USD
	(Unaudited)	(Audited)
Not later than one year	191,563	135,670
Later than one year and not later than five years	45,223	113,058
	236,786	248,728
Finance costs	(7,402)	(11,053)
Present value of minimum lease payments	229,384	237,675